NOTES PAYABLE (Narrative) (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 14, 2012
NOTES PAYABLE [Line items]
Exercise price of warrants			$ 0.05	$ 0.10	$ 0.05	$ 0.05
Maximum borrowing capacity		$ 2,000,000
Various financing fees	54,167
Heartland Bank | Facility
NOTES PAYABLE [Line items]
Various financing fees	1,346,221
Heartland Bank | Facility | Term Loan
NOTES PAYABLE [Line items]
Payment of cash closing fee	450,000
Term of warrants	4 years
Warrants issued to purchase of common stock	2.5
Exercise price of warrants	$ 1.00
Fair value of warrants	1,293,680
Heartland Bank | Facility | Term Loan | Purchase Agreement
NOTES PAYABLE [Line items]
Maximum borrowing capacity after the amendment	6,600,000
Maximum borrowing capacity	$ 6,000,000
Waivers period	60 days